PRIOR PERIOD MISSTATEMENTS (Tables)	9 Months Ended
Sep. 30, 2021
Prior Period Misstatements
Scheduled of condensed consolidated statement of operations
Scheduled of condensed consolidated statement of operations
	2020 Statement of Operations Impact
	For the Three Months Ended September 30, 2020		Adjustment for Error Correction	As Revised
Revenues	$111,625		$–	$111,625
Cost of sales	50,340		–	50,340
Selling, general and administrative	472,464	(3)	(10,469)	461,995
Depreciation and amortization	9,229	(3)	8,078	17,307
Research and development	5,852		–	5,852
Other expense	23,608	(3)	2,094	25,702
Net loss	$(449,868)		$297	$(449,571)

	For the Nine Months Ended September 30, 2020		Adjustment for Error Correction	As Revised
Revenues	$444,390		$–	$444,390
Cost of sales	361,087		–	361,087
Selling, general and administrative	1,675,332	(1/3)	17,767	1,693,099
Depreciation and amortization	28,808	(3)	24,234	53,042
Research and development	10,577		–	10,577
Other expense	54,269	(3)	6,282	60,551
Net loss	$(1,685,683)		$(48,283)	$(1,733,966)

	December 31, 2020 Balance Sheet Impact
	As Previously		Adjustment for	As
	Reported		Error Correction	Revised
Assets
Accounts Receivable	$42,311	(2)	$17,041	$59,352
Other current assets	599,684		–	599,684
Other assets	117,169		–	117,169
Fixed Assets	55,184	(3)	119,780	174,964
Total Assets	814,348		136,821	951,169

Liabilities
Current liabilities	$1,809,965	(3)	$33,502	$1,843,467
Note payables	–	(3)	82,383	82,383
Other liabilities	27,274		–	27,274
Total liabilities	1,837,239		115,885	1,953,124

Stockholders' deficit
Accumulated deficit	(22,092,678)	(2)/(3)	20,936	(22,071,742)
Total Stockholders' deficit	$(1,022,891)		$20,936	$(1,001,955)